Business Combinations (Tables)	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
A summary of the estimated fair values of the assets acquired and liabilities assumed as of the closing date is as follows (in thousands):

Cash and cash equivalents	$2,312
Accounts receivable	10,558
Inventories	9,387
Property and equipment	4,117
Identifiable intangible assets	60,376
Other assets	2,364
Total identifiable assets acquired	89,114
Current liabilities	(28,133)
Debt - current	(4,749)
Debt - long term	(17,000)
Other liabilities	(3,990)
Deferred tax liabilities	(4,412)
Total identifiable liabilities assumed	(58,284)
Net identifiable net assets acquired	30,830
Goodwill	38,821
Net assets acquired	$69,651
A summary of the preliminary estimated fair values of the assets acquired and liabilities assumed is as follows (in thousands):

Inventory	$1,673
Other current assets	100
Property and equipment	789
Identifiable intangible assets	670
Total identifiable assets acquired	3,232
Contingent liability	(2,376)
Other liabilities	(20)
Net identifiable assets acquired	836
Goodwill	5,311
Net assets acquired	$6,147

Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination [Table Text Block]
The identified intangible assets as of the date of acquisition consisted of the following (in thousands):

	Estimated Fair Value	Weighted- Average Useful Life (years)
Developed technology	$190	0.5
Customer relationships	480	21.3
Total identified intangible assets	$670	15.4
The identified intangible assets as of the date of acquisition consisted of the following (in thousands):

	Estimated Fair Value	Weighted- Average Useful Life (years)
Channel partner relationships	$17,000	25.0
Developed technology	15,590	7.9
Customer relationships	816	9.0
Total finite lived intangible assets	33,406	16.6
Indefinite live intangible assets - trade names	26,970	n/a
Total identified intangible assets	$60,376

Business Acquisition, Pro Forma Information [Table Text Block]
The following unaudited pro forma combined financial information gives effect to the acquisition as if it were consummated on January 1, 2014 (the beginning of the earliest fiscal period presented). The unaudited pro forma combined financial information is presented for informational purposes only, is not intended to represent or be indicative of the results of operations of us that would have been reported had the acquisition occurred on January 1, 2014, and should not be taken as representative of future consolidated results of operations of the combined company (in thousands):

Year Ended December 31,
2014
Net revenue	$93,591
Net loss	$(35,709)
Net loss per share	$(1.12)